Fair Value Measurements (Details) - Fair Value, Inputs, Level 1 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Assets:
Description	Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 283,581,860	$ 284,335,009